                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment No.                                   [ ]

         Post-Effective Amendment No. 57                               [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
         Amendment No. 58                                              [X]
                       --

                        (Check appropriate box or boxes.)
                      DFA INVESTMENT DIMENSIONS GROUP INC.
          ------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     1299 Ocean Avenue, 11th Floor, Santa Monica, CA               90401
     -----------------------------------------------               -----
     (Address of Principal Executive Office)                  (Zip Code)

     Registrant's Telephone Number, including Area Code   (310) 395-8005
                                                          --------------

                 Irene R. Diamant, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

Please send copies of all communications to:

                            Stephen W. Kline, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                          Great Valley Corporate Center
                            30 Valley Stream Parkway
                                Malvern, PA 19355
                                 (610) 640-5801

It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b).
---
    on (date) pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on (date) pursuant to paragraph (a)(1)
---
 X  75 days after filing pursuant to paragraph (a)(2)
---
    on (date) pursuant to paragraph (a)(2) of Rule 485.
---

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.



                      Title of Securities Being Registered

                      ------------------------------------


                Dividend-Managed U.S. Marketwide Value Portfolio
           Dividend-Managed U.S. Marketwide Value Complement Portfolio
                  Dividend-Managed U.S. Large Company Portfolio
                 Dividend-Managed U.S. Large Company Portfolio V
            Dividend-Managed U.S. Large Company Complement Portfolio

                               P R O S P E C T U S


                                 AUGUST - , 2000
       PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE
                                   INVESTING.


                      DFA INVESTMENT DIMENSIONS GROUP INC.
The mutual fund described in this Prospectus offers a variety of investment portfolios. Each of the Portfolios described in this Prospectus: - Has its own investment objective and policies, and is the equivalent of a separate mutual fund. - Is generally available only to institutional investors and clients of registered investment advisors. - Does not charge sales commissions or "loads".
- Is designed for long-term investors. - Is designed exclusively for on-line investors.


                DIVIDEND-MANAGED U.S. MARKETWIDE VALUE PORTFOLIOS

                Dividend-Managed U.S. Marketwide Value Portfolio
           Dividend-Managed U.S. Marketwide Value Complement Portfolio


                 DIVIDEND-MANAGED U.S. LARGE COMPANY PORTFOLIOS

                  Dividend-Managed U.S. Large Company Portfolio
                 Dividend-Managed U.S. Large Company Portfolio V
            Dividend-Managed U.S. Large Company Complement Portfolio


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


RISK/RETURN SUMMARY.............................................................
     HIGHLIGHTS ABOUT ALL THE PORTFOLIOS........................................
     MANAGEMENT.................................................................
     INVESTMENT OBJECTIVES, STRATEGIES AND RISKS................................
     OTHER RISKS................................................................
PERFORMANCE.....................................................................
FEES AND EXPENSES...............................................................
HIGHLIGHTS......................................................................
     MANAGEMENT AND ADMINISTRATIVE SERVICES.....................................
     DIVIDEND POLICY............................................................
     PURCHASE, VALUATION AND REDEMPTION OF SHARES ..............................
     ELECTRONIC SHAREHOLDER INFORMATION.........................................
INVESTMENT OBJECTIVES AND POLICIES..............................................
     PORTFOLIO CONSTRUCTION.....................................................
     PORTFOLIO TRANSACTIONS.....................................................
DIVIDEND AND TAX MANAGEMENT STRATEGIES..........................................
PORTFOLIO TRANSACTIONS..........................................................
SECURITIES LOANS................................................................
DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..................................
MANAGEMENT OF THE FUNDS.........................................................
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES................................
ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS.............................
PURCHASE OF SHARES..............................................................
     CASH PURCHASES.............................................................
     IN-KIND PURCHASES..........................................................
VALUATION OF SHARES.............................................................
     NET ASSET VALUE............................................................
     PUBLIC OFFERING PRICE......................................................
EXCHANGE OF SHARES..............................................................
REDEMPTION OF SHARES............................................................
     REDEMPTION PROCEDURE.......................................................
     REDEMPTION OF SMALL ACCOUNTS...............................................
     IN-KIND REDEMPTIONS........................................................
THE MASTER-FEEDER STRUCTURE.....................................................
SERVICE PROVIDERS...............................................................

RISK/RETURN SUMMARY

HIGHLIGHTS ABOUT ALL THE PORTFOLIOS

THE PORTFOLIOS HAVE SPECIAL STRUCTURES: The Portfolios do not buy individual securities directly. Instead, they invest in corresponding mutual funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively new and more complex. As a result, a Portfolio might encounter operational or other complications. While this structure is designed to reduce costs, it may not do so.

MANAGEMENT: Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each Master Fund. (A Portfolio does not need an investment manager.)

EQUITY INVESTMENT APPROACH: The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

NO MARKET TIMING OR STOCK PICKING: In contrast to some other managers, the Advisor does not take defensive positions in anticipation of negative investment conditions, or try to pick potentially outperforming securities.

Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2. Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4.   Purchasing stocks so the portfolio is generally market cap weighted.

The Master Funds in which the Portfolios invest use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Dividing all the companies traded on the New York Stock Exchange ("NYSE") into 10 groups or "deciles" based on market capitalization. Stocks in decile 1 have the biggest market capitalizations and those in decile 10, the smallest.

2.   Combining two or more of these deciles into a market cap segment or range.

3. Generally, considering a stock (it may not necessarily be NYSE traded) for purchase only if its market capitalization falls within the range created.

The Master Funds in which the Dividend-Managed U.S. Marketwide Value Portfolios invest purchase value stocks with market caps in the range defined by stocks in NYSE deciles 1 through 8.


[SIDENOTE]:


[HAND] A Master Fund buys
       securities directly. A
       corresponding
       Portfolio invests in the
       Master Fund's shares.
       The two have the same
       gross investment
       returns.


[HAND] MARKET CAPITALIZATION
       MEANS the number of
       shares of a company's
       stock outstanding
       times price per share.


[HAND] Market capitalization
       weighted means the
       amount of a stock in
       an index or portfolio is
       keyed to that stock's
       market capitalization
       compared to all
       eligible stocks. The
       higher the stock's
       relative market cap,
       the greater its
       representation.

The Master Funds in which the Dividend-Managed U.S. Large Company Portfolios invest purchase stocks with market caps in the range defined by stocks in NYSE deciles 1 through 5.

DIVIDEND AND TAX MANAGEMENT STRATEGIES:

DIVIDEND-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO ("DM MARKETWIDE VALUE
PORTFOLIO")
DIVIDEND-MANAGED U.S. LARGE COMPANY PORTFOLIO ("DM LARGE COMPANY PORTFOLIO") DIVIDEND-MANAGED U.S. LARGE COMPANY PORTFOLIO V ("DM LARGE COMPANY PORTFOLIO V")

The Advisor's dividend and tax management strategies for the Master Funds in which the Marketwide Value Portfolio, the Large Company Portfolio and the Large Company Portfolio V invest are designed to achieve long-term capital appreciation while minimizing taxable income distributions to shareholders. The Advisor generally buys and sells these Master Funds' portfolio securities with the goals of:

1.   Minimizing dividend income distributions.

2. Delaying and controlling the realization of net capital gains (e.g., appreciated stocks might be sold later).

3. Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

HOW THE MASTER FUNDS IN WHICH THE LARGE COMPANY PORTFOLIO AND DM LARGE COMPANY PORTFOLIO V INVEST DIFFER: These Master Funds will invest in a large portion of the eligible securities that are non-dividend and low-dividend yielding, but are not expected to have identical holdings. These two Master Funds were designed so that they may sell securities to one another in order to employ certain dividend and tax management strategies and offset gains by realizing losses. Investors should consider investing in either the Dividend-Managed U.S. Large Company Portfolio or Portfolio V, but not in both of them.

DIVIDEND-MANAGED U.S. MARKETWIDE VALUE COMPLEMENT PORTFOLIO ("DM MARKETWIDE VALUE COMPLEMENT PORTFOLIO")
DIVIDEND-MANAGED U.S. LARGE COMPANY COMPLEMENT PORTFOLIO ("DM LARGE COMPANY COMPLEMENT PORTFOLIO")

The Advisor's dividend strategies for the Master Funds in which the DM Marketwide Complement Portfolio and the DM Large Company Complement Portfolio invest are designed to maximize dividend income. The Advisor generally buys and sells these Master Funds' portfolio securities with the goal of maximizing dividend income.

HOW THE MASTER FUNDS IN WHICH THE NON-COMPLEMENT PORTFOLIOS AND COMPLEMENT PORTFOLIOS INVEST DIFFER: The Master Funds in which the non-Complement Portfolios invest will invest in the eligible securities that are non-dividend and low-dividend yielding. In contrast, the Master Funds in which the Complement Portfolios invest will invest in the eligible securities that are high-dividend yielding.


[SIDENOTE]:


[HAND] Shareholders of the
       Dividend-Managed
       Portfolios described in
       this Prospectus, except
       the Complement
       Portfolios, may pay less
       taxes while they
       hold their shares.
       However, they will
       still have to pay taxes
       if they sell their shares
       at a profit.


[HAND] The Complement
       Portfolios invest in
       Master Funds which
       will invest in those
       eligible securities that
       are relatively high-dividend
       yielding.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

MARKET RISK - ALL PORTFOLIOS: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, and, in turn, the Portfolios to rise or fall. Although securities of larger companies fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.

SMALL COMPANY RISK - DM MARKETWIDE VALUE PORTFOLIOS: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

DM MARKETWIDE VALUE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing income dividends and controlling capital gains distributions.

- INVESTMENT STRATEGY: Buy a Master Fund that purchases non-dividend and low-dividend yielding value stocks of United States companies within market deciles 1 through 8 on a market capitalization weighted basis and which follows a policy of controlling capital gains distributions.


DM MARKETWIDE VALUE COMPLEMENT PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while maximizing dividend income.

- INVESTMENT STRATEGY: Buy a Master Fund that purchases relatively high-dividend yielding value stocks of United States companies within market deciles 1 through 8 on a market capitalization weighted basis.

DM LARGE COMPANY PORTFOLIO
DM LARGE COMPANY PORTFOLIO V

- INVESTMENT OBJECTIVES: Long-term capital appreciation while minimizing income dividends and controlling capital gains distributions.

- INVESTMENT STRATEGY: Buy a Master Fund that purchases non-dividend and low-dividend yielding stocks of United States companies within market deciles 1 through 5, on a market capitalization weighted basis and which follows a policy of controlling capital gains distributions.


DM LARGE COMPANY COMPLEMENT PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while maximizing dividend income.

- INVESTMENT STRATEGY: Buy a Master Fund that purchases relatively high-dividend yielding stocks of United States companies within market deciles 1 through 5 on a market capitalization weighted basis.


[SIDENOTE]:


[HAND] "VALUE STOCKS":
       Compared to other
       stocks, value stocks
       sell for low prices
       relative to their
       earnings, dividends
       and book value.

[HAND] In selecting value
       stocks, the Advisor
       primarily considers
       price relative to book
       value.

OTHER RISKS

DERIVATIVES:

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

SECURITIES LENDING:

The Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

PERFORMANCE

The Portfolios and Master Funds are new, so no performance information is shown for them.

                                FEES AND EXPENSES

     This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):  NONE

                         ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                                                                                           TOTAL
                                                                                                          ANNUAL
         ANNUAL FUND OPERATING EXPENSES                             MANAGEMENT          OTHER           OPERATING
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)                         FEE (1)         EXPENSES (2)       EXPENSES
----------------------------------------------------------------------------------------------------------------------
DM Marketwide Value Portfolio.................................         0.35%              0.35%             0.70%
DM Marketwide Value Complement Portfolio......................         0.35%              0.30%             0.60%
DM Large Company Portfolio....................................         0.15%              0.35%             0.50%
DM Large Company Portfolio V..................................         0.15%              0.35%             0.50%
DM Large Company Complement Portfolio.........................         0.15%              0.30%             0.45%

(1) The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Portfolio.

(2) "Other Expenses" are annualized estimates based on anticipated fees and expenses through the fiscal year ending November 30, 2000. These Portfolios and Master Funds have not begun operations as of the date of this Prospectus.

                                     EXAMPLE

     This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                         1 YEAR            3 YEARS
                                                                         ------            -------
DM Marketwide Value Portfolio.................................          $ 72              $ 224
DM Marketwide Value Complement Portfolio......................          $ 66              $ 208
DM Large Company Portfolio....................................          $ 51              $ 160
DM Large Company Portfolio V..................................          $ 51              $ 160
DM Large Company Complement Portfolio.........................          $ 46              $ 144

     The Example summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest. The Portfolios and the corresponding Master Funds are new and, therefore, the above example is based on estimated expenses for the current fiscal year and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

     The Advisor serves as investment advisor to each Master Fund and provides each Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")

DIVIDEND POLICY

     The Portfolios distribute dividends from net investment income quarterly and distribute any net realized capital gains annually after November 30.

PURCHASE, VALUATION AND REDEMPTION OF SHARES

     The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

ELECTRONIC SHAREHOLDER INFORMATION

     The Portfolios are designed specifically for on-line investors in order to keep costs to a minimum. An investor, when opening an account, must consent to the acceptance of shareholder information (prospectuses and annual and semi-annual reports) about the Portfolios through access to the Portfolio's website at www.dfafunds.com. The Fund expects to have the capability to deliver information in this fashion in the near future, but in the interim, the Fund will use standard delivery procedures.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the DM Marketwide Value Portfolio, DM Large Company Portfolio and the DM Large Company Portfolio V is to achieve long-term capital appreciation while minimizing income dividends and controlling capital gains distributions. The investment objective of the DM Marketwide Value Complement Portfolio and the DM Large Company Complement Portfolio is to achieve long-term capital appreciation while maximizing dividend income. Each Portfolio will pursue its investment objective by investing all of its assets in a Master Fund. The DM Marketwide Value Portfolio and the DM Marketwide Value Complement Portfolio will invest in the DM Marketwide Value Series and the DM Marketwide Value Complement Series (collectively the "DM Marketwide Value Master Funds") of The DFA Investment Trust Company (the "Trust"), respectively. The DM Large Company Portfolio, DM Large Company Portfolio V and the DM Large Company Complement Portfolio will invest in the DM Large Company Series, the DM Large Company Series V and the DM Large Company Complement Series (collectively the "DM Large Company Master Funds") of the Trust, respectively. Each Master Fund has the same investment objective and policies as its respective Portfolio.

PORTFOLIO CONSTRUCTION

     To be considered eliglible for purchase by a Master Fund, an investment generally would be the common stock of a company whose market capitalization falls within the range described by such Master Fund's investment strategy. The DM Marketwide Value Master Funds will consider eligible for purchase common stocks of companies whose market capitalizations fall within the range of market capitalizations of companies in the 1st through 8th deciles of companies listed on the NYSE. The DM Large Company Master Funds will consider eligible the common stocks of companies whose market capitalizations fall within the range of market capitalizations of companies in the 1st through 5th deciles of companies listed on the NYSE. Each Master Fund will purchase securities that are listed on the principal U.S. national securities exchanges, quoted on NASDAQ and/or traded over the counter ("OTC"). The DM Marketwide Value Series and DM Large Company Series and Series V will minimize income dividend distributions by selecting non-dividend and lower-dividend yielding securities from the universe of eligible securities and by following a strategy to control recognition of capital gains.

     The DM Marketwide Value Complement Series and the DM Large Company Complement Series (the "Complement Master Funds") will maximize dividend income by selecting relatively high-dividend yielding securities from their respective universes of eligible securities. Because the Complement Master Funds will focus on stocks which pay high dividends, it is likely that from time to time each Complement Master Fund will have a significant portion of its assets in one or more sectors or industries. In focusing on particular sectors or industries, a Complement Master Fund carries greater risk of adverse developments in a sector or industry than a Master Fund that always invests in a wide variety of sectors.

     In addition, each DM Marketwide Value Master Fund will ordinarily invest at least 80% of its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor believes to be "value" stocks and which are within their market deciles at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their current market price (a "book to market ratio"). Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies, with the highest positive book to market ratios, whose shares are listed on the NYSE. In measuring value, however, the Advisor may consider additional factors such as a company's cash flow, economic conditions and developments in the company's industry.

PORTFOLIO TRANSACTIONS

     Each Master Fund may, but is not obligated to, sell portfolio securites when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is the eligible for purchase by the Master Fund. Each DM Marketwide Value Master Fund also may, but is not obligated to, sell a portfolio security when its book to market ratio falls substantially below that of the security with the lowest such book to market ratio that is then eligible for purchase. Additionally, each Master Fund, when consistent with other tax management policies, may sell securities in order to realize capital losses.

     It is expected that the DM Large Company Series and Series V will each invest in approximately one half of the securities in their market cap segmentation range which are no or low dividend yielding, although over time the two Master Funds will hold similar portfolio securities. The performance of the two Master Funds is expected to be similar, but there is no guarantee of this.

                     DIVIDEND AND TAX MANAGEMENT STRATEGIES

DIVIDEND-MANAGED U.S. MARKETWIDE VALUE SERIES ("DM MARKETWIDE VALUE SERIES") DIVIDEND-MANAGED U.S. LARGE COMPANY SERIES ("DM LARGE COMPANY SERIES") DIVIDEND-MANAGED U.S. LARGE COMPANY SERIES V ("DM LARGE COMPANY SERIES V")

     The DM Marketwide Value Series, DM Large Company Series and the DM Large Company Series V described in this Prospectus seek to minimize the impact of federal taxes on investment returns by selecting non-dividend and lower-dividend yielding securities from the universe of eligible securities and by managing their portfolios in a manner that will defer the realization of net capital gains where possible. The timing of purchases and sales of securities will be managed to minimize the payment of income dividends when possible.

     When selling securities, a Master Fund typically will select for sale the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each Portfolio or Master Fund, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each Master Fund, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

     In addition to selling practices used among all portfolios managed by the Advisor, securities may be sold by a Master Fund to another Master Fund if the securities satisfy the investment\divestment criteria for the applicable Master Funds. Specifically, for example, DM Large Company Value Series may sell portfolio securities to DM Large Company Series V (and vice versa). The DM Marketwide Value Series may sell to and buy securities from the Tax-Managed U.S. Marketwide Value Series, which is also a Series of the Trust. Such sales would be made to realize losses on securities which would be used to offset gains on other securities realized by the selling Master Fund. Such transactions are intended to benefit both Master Funds that are parties to the transaction. The selling Master Fund will recognize a loss which it can use to offset realized gains, while the purchasing Master Fund will acquire an eligible portfolio security, at a current market price, but without payment of brokerage commissions.

     While the Advisor believes this strategy can be both tax and cost efficient, applicable federal tax law provides for suspension of recognition of losses and potential disallowance of such losses incurred on the sale of securities by a Master Fund to another Master Fund if, as of the date of any sale of a loss security, five or fewer persons own or are considered for tax purposes to own more than 50% of the outstanding shares of both the selling and purchasing Master Fund. The Advisor intends to control the number of investors in each Master Fund in several ways. First, as with all portfolios that the Advisor manages, it retains the right in its discretion to reject any initial or additional investment for any reason and to suspend the offering of shares of any Portfolio. Second, the Advisor intends to offer the shares of each Master Fund to relatively few institutional investors and anticipates that shares will be offered primarily to individual investors, thereby creating a substantial number of shareholders in each Portfolio. Finally, the Advisor intends to monitor closely all purchases of shares of the Master Funds in order to increase the probability that the five or fewer shareholder threshold is not violated.

     Although the Advisor intends to manage the non-Complement Master Funds in a manner to minimize taxable dividend income each year, the Portfolios may nonetheless distribute dividends and taxable gains to shareholders. Of course, realization of capital gains is not entirely within the Advisor's control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a Master Fund realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of a Portfolio's shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder's tax basis in the shares redeemed.

DIVIDEND-MANAGED U.S. MARKETWIDE VALUE COMPLEMENT SERIES ("DM MARKETWIDE VALUE COMPLEMENT SERIES")
DIVIDEND-MANAGED U.S. LARGE COMPANY COMPLEMENT SERIES ("DM LARGE COMPANY COMPLEMENT SERIES")

     The Complement Master Funds described in this Prospectus select high-dividend yielding securities from their respective universe of eligible securities. The timing of purchases and sales of securities may be managed to increase the receipt of dividends when possible.

                             PORTFOLIO TRANSACTIONS

     Securities will generally be eligible for purchase on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Master Fund.


                                SECURITIES LOANS

     All of the Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund's total assets. In connection with such loans, a Master Fund will receive collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.


                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

     The portfolio structure of each Master Fund involves market capitalization weighting. Because of the dividend management and tax management strategies followed by these Master Funds, their securities holdings will deviate from their market capitalization weightings to a greater extent than non-Dividend-Managed Portfolios managed by the Advisor. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, the Master Funds may dispose of securities whenever the Advisor determines that disposition is consistent with their dividend management strategies or is otherwise in the best interest of a Master Fund. Deviation from strict market capitalization weighting may occur for several other reasons.

     The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

     Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES - In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

     Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a Master Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.


                             MANAGEMENT OF THE FUNDS

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

     The Fund and the Trust bear all of their own costs and expenses, including: services of their independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency fees, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.

     The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $36 billion.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The policy of the Portfolios is to distribute dividends from net investment income quarterly and any net realized capital gains annually after November 30.

     Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to a Portfolio upon written notice to the Advisor, the shareholder selects one of the options listed below.

          Income Option - to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

          Capital Gains Option - to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

          Cash Option - to receive both income dividends and capital gains distributions in cash.

     Certain investments by a Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction.

     Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

     Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

     A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


               ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

     In order to keep costs to the Fund to a minimum, an investor, when opening an account, must consent to the acceptance of shareholder information about the Portfolios through e-mail and access to the Portfolios' website at www.dfafunds.com. An investor will be notified when a prospectus amendment or annual or semi-annual report has been made available on the Portfolios' website.

     The Portfolios may choose to deliver paper-based shareholder information in certain circumstances at no extra cost to the investor once the Fund implements its system of electronic delivery of these materials. If an investor calls or e-mails the Portfolios to request paper-based shareholder information, or revokes consent to receive all shareholder information electronically, the Portfolio will deliver such information and the investor may be charged a fee of up to $15 per year to cover the costs of printing, shipping and handling. Shareholder information includes prospectuses and annual and semi-annual reports.

     The Portfolios' website address is www.dfafunds.com. The current prospectus and annual and semi-annual reports will be readily available for viewing and printing on the website.

                               PURCHASE OF SHARES

     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

     Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

     "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

CASH PURCHASES

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

     Payment of the total amount due should be made in U.S. dollars. Subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

     If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Master Funds as described in this prospectus. Securities to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

     The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio or Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction. The Fund will accept such securities for investment.

     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities. Investors interested in such exchanges should contact the Advisor.


                               VALUATION OF SHARES

NET ASSET VALUE

     The net asset value per share of each Portfolio is calculated as of the close of the NYSE by dividing the total market value of the Portfolio's investments in the Master Fund and other assets, less any liabilities, by the total outstanding shares of the Portfolio. The net asset value per share of each corresponding Master Fund is calculated as of the close of the NYSE by dividing the total market value of the Master Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Master Fund. The value of the shares of the Portfolios will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors.

     Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference, between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order).

PUBLIC OFFERING PRICE

     Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and their corresponding Master Funds. Any such charges will be described in the prospectus.


                               EXCHANGE OF SHARES

     Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:

                      DFA Investment Dimensions Group Inc.
                             Attn: Client Operations
                          1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401

     The minimum amount for an exchange is $100,000.00. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. Such exchange is subject to any applicable reimbursement fee charged by a Portfolio in connection with the sale of its shares.

     Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the shares of the Portfolio being acquired are registered in the investor's state of residence.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.


                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

     Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order, by the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

     Shareholders redeeming shares who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion. A shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. (See "PURCHASE OF SHARES.")

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

     With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days in advance of the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

     When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. The Portfolios and Master Funds are also authorized to make redemption payments solely by a distribution of portfolio securities (or a combination of securities and cash) when it is determined by the Advisor to be consistent with the tax management strategies described in this prospectus. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs when selling securities that were received in payment of redemptions.


                           THE MASTER-FEEDER STRUCTURE

     Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

     The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

     The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

     If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, the Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

                                SERVICE PROVIDERS


--------------------------------------------------------------------------------
          INVESTMENT ADVISOR                           CUSTODIAN
     DIMENSIONAL FUND ADVISORS INC                PFPC TRUST COMPANY
     1299 Ocean Avenue, 11th Floor               400 Bellevue Parkway
       Santa Monica, CA 90401                    Wilmington, DE 19809
      Tel. No. (310) 395-8005
--------------------------------------------------------------------------------
ACCOUNTING SERVICES, DIVIDEND DISBURSING              LEGAL COUNSEL
        AND TRANSFER AGENT                 STRADLEY, RONON, STEVENS & YOUNG, LLP
             PFPC INC.                          2600 One Commerce Square
       400 Bellevue Parkway                    Philadelphia, PA 19103-7098
       Wilmington, DE 19809
--------------------------------------------------------------------------------
                             INDEPENDENT ACCOUNTANTS



--------------------------------------------------------------------------------

OTHER AVAILABLE INFORMATION

You can find more information about the Fund and the Portfolios in the Fund's Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios and Master Funds in their last fiscal year. The Portfolios and Master Funds are new so the reports do not yet include any information about them.

REQUEST DOCUMENTS FROM:

-    Access them on our website at www.dfafunds.com.

- If you represent an institutional investor, registered investment advisor or other qualifying investor, call collect at (310) 395-8005.

-    Access them on the SEC's Internet site - http://www.sec.gov.

-    Review and copy them at the SEC's Public Reference Room in Washington D.C.

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee).

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401
(310) 395-8005

DFA INVESTMENT DIMENSIONS GROUP INC. -- REGISTRATION NO. 811-3258

                      DFA INVESTMENT DIMENSIONS GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST __, 2000

       DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company that offers forty-three series of shares. This statement of additional information ("SAI") relates to five series of the Fund (individually, a "Portfolio" and collectively, the "Portfolios"):

                DIVIDEND-MANAGED U.S. MARKETWIDE VALUE PORTFOLIOS

                Dividend-Managed U.S. Marketwide Value Portfolio
           Dividend-Managed U.S. Marketwide Value Complement Portfolio

                 DIVIDEND-MANAGED U.S. LARGE COMPANY PORTFOLIOS

                  Dividend-Managed U.S. Large Company Portfolio
                 Dividend-Managed U.S. Large Company Portfolio V
            Dividend-Managed U.S. Large Company Complement Portfolio

       This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated August __, 2000, as amended from time to time. The prospectus and the annual report can be obtained by writing to the above address or by calling the above telephone number. The Portfolios are new so no financial information is shown for them in the Fund's annual report for the fiscal year ended November 30, 1999.

                                TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES........................................3

BROKERAGE COMMISSIONS.........................................................3

INVESTMENT LIMITATIONS........................................................4

FUTURES CONTRACTS.............................................................5

CASH MANAGEMENT PRACTICES.....................................................6

DIRECTORS AND OFFICERS........................................................6

SERVICES TO THE FUND..........................................................8

ADVISORY FEES.................................................................9

GENERAL INFORMATION..........................................................10

CODES OF ETHICS..............................................................10

SHAREHOLDER RIGHTS...........................................................10

PRINCIPAL HOLDERS OF SECURITIES..............................................10

PURCHASE OF SHARES...........................................................11

REDEMPTION AND TRANSFER OF SHARES............................................11

TAXATION OF THE PORTFOLIOS...................................................11

CALCULATION OF PERFORMANCE DATA..............................................13

FINANCIAL STATEMENTS.........................................................14

                     PORTFOLIO CHARACTERISTICS AND POLICIES

       Each of the Portfolios seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the "Trust"). The series of the Trust are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Master Funds and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

       The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Master Funds and the Portfolios, through their investment in the Master Funds.

       Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

       Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that the Master Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of a Master Fund's assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

       The Portfolios and Master Funds are new as of the date of this SAI, so no financial information is shown for them.

                              BROKERAGE COMMISSIONS

       Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

       The over-the-counter market ("OTC") companies eligible for purchase by each Master Fund are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

       The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, a Master Fund, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds can effect transactions at the best available prices. The Advisor may place trades with systems similar to that offered by Instinet which may be available in the future.

       The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

       A Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio's redemption request.

                             INVESTMENT LIMITATIONS

       Each of the Portfolios and Master Funds has adopted certain limitations which may not be changed without the approval of the holders of a majority of its outstanding voting securities. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio or Master Fund.

       The Portfolios and Master Funds will not:

              (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

              (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

              (3) as to 75% of the total assets of a Portfolio or Master Fund, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities or shares of an investment company) if, as a result, more than 5% of the Portfolio's or Master Fund's total assets, at market, would be invested in the securities of such issuer;

              (4) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets; or pledge in excess of 33% of such assets to secure such loans;

              (5) engage in the business of underwriting securities issued by others;

              (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's or Master Fund's total assets would be invested in securities of companies within such industry;

              (7)    purchase securities on margin; or

              (8) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

       The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as one of the Master Funds. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

       The investment limitations described in (1), (4) and (7) above do not prohibit each Portfolio or Master Fund that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations. The investment limitation described in
(5) above does not prohibit each Portfolio or Master Fund from acquiring private placements to the extent permitted under applicable regulations.

       Although (2) above prohibits cash loans, the Portfolios and Master Funds are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

       Although not a fundamental policy subject to shareholder approval, the Portfolios and Master Funds do not intend to invest more than 15% of their net assets in illiquid securities. Further, pursuant to Rule 144A under the Securities Act of 1933, the Portfolios and Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Fund's Board of Directors and the Trust's Board of Trustees have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Boards and the Advisor will continue to monitor the liquidity of Rule 144A securities.

       Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the applicable Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

       Unless otherwise indicated, all limitations applicable to a Portfolio's or Master Fund's investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

                                FUTURES CONTRACTS

       The Master Funds may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

       Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Funds will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), each Master Fund may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

       Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

       The Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements and index futures contracts and options thereon. In addition, the Master Funds in which the Dividend-Managed U.S. Marketwide Value Portfolios invest may invest up to 20% of their assets in high quality, highly liquid fixed income securities, such as money market instruments. The Master Funds in which the Dividend-Managed U.S. Large Company Portfolios invest may invest a portion of their assets, generally not more than 5% of net assets, in short-term fixed-income obligations. The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

                             DIRECTORS AND OFFICERS

       The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

       The names, locations and dates of birth of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set forth below.

DIRECTORS

       David G. Booth*, (12/2/46), Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd. Director, SA Funds (registered investment company) and Assante Corporation (investment management).

       George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.

       John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. President, Cardean University (Division of UNext.com). Trustee, The DFA Investment Trust Company (registered investment company). Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and Harbor Investment Advisors. Member of the Boards of Milwaukee Mutual Insurance Company and

UNext.com. Principal and Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, Trustee, First Prairie Funds (registered investment company).

       Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Formerly, Director, Hospital Fund, Inc. (investment management services).

       Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. and Public Director, Chicago Mercantile Exchange.

       Myron S. Scholes, (7/1/41), Director, Menlo Park, CA. Frank E. Buck Professor Emeritus of Finance, Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and American Century (Mountain View) Investment Companies. Partner, Oak Hill Capital Management. Formerly, Limited Partner, Long-Term Capital Management L.P. (money manager) and Consultant, Arbor Investors.

       Rex A. Sinquefield*#, (9/7/44), Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

--------------------------------------------
*  Interested Director of the Fund.

OFFICERS

       Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Investment Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Value Fund Inc. Unless otherwise noted the Officers have held their stated positions for at least the last five years.

       Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

       Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

       Jim Davis, (11/29/56), Vice President, Santa Monica, CA. Formerly, Kansas State University from 1994-1999.

       Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

       Irene R. Diamant, (7/16/50), Vice President and Assistant Secretary (Assistant Secretary for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

       Richard Eustice, (8/5/65), Vice President and Assistant Secretary (Assistant Secretary for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

       Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

       Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

       Judith Jonas, (11/27/55), Vice President, Santa Monica, CA. Vice President, Wells Fargo Bank, N.A. from 1989-1990. Vice President, Demko Baer & Associates, 1991.

       Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.

       Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.

       Catherine L. Newell, (5/7/64), Vice President and Secretary (Secretary for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.

       David Plecha, (10/26/61), Vice President, Santa Monica, CA.

       George Sands, (2/8/56), Vice President, Santa Monica, CA.

       Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

       Jeanne C. Sinquefield, Ph.D., # (12/2/46), Executive Vice President, Santa Monica, CA.

       Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

       Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Vice President, Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

       # Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

       Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

       Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1999 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                                                     Aggregate          Total Compensation
                                                                   Compensation             From Fund
Director                                                           From the Fund        and Fund Complex *
--------                                                           -------------        ----------------
George M. Constantinides..................................            $13,715                $35,000
John P. Gould.............................................            $13,715                $35,000
Roger G. Ibbotson.........................................            $13,715                $35,000
Merton H. Miller..........................................            $10,396                $28,000
Myron S. Scholes..........................................            $13,396                $34,000

* The term Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors or trustees.

                              SERVICES TO THE FUND

ADMINISTRATIVE SERVICES--THE PORTFOLIOS

       The Fund has entered into an administration agreement with the Advisor, on behalf of each Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Portfolio pays the Advisor a monthly fee equal to one-twelfth of the percentage of its average net assets listed below:

Dividend-Managed U.S. Marketwide Value Portfolio..............       0.20%
Dividend-Managed U.S. Marketwide Value Complement Portfolio...       0.20%
Dividend-Managed U.S. Large Company Portfolio.................       0.10%
Dividend-Managed U.S. Large Company Portfolio V...............       0.10%
Dividend-Managed U.S. Large Company Complement Portfolio......       0.10%

The Portfolios are new as of the date of this SAI, so they have not yet paid administrative fees.

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS AND MASTER FUNDS

       PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, each of the Portfolios listed below pays PFPC annual fees which are set forth in the following table:

The Portfolios are feeder portfolios. PFPC charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated amongst the feeder portfolios based on the relative net assets of the feeder portfolios.

DIVIDEND-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
DIVIDEND-MANAGED U.S. LARGE COMPANY PORTFOLIO
DIVIDEND-MANAGED U.S. LARGE COMPANY PORTFOLIO V

These Portfolios invest in Master Funds taxed as partnerships. PFPC charges $2,600 per month multiplied by the number of feeder portfolios investing in a Master Fund taxed as a partnership.

DIVIDEND-MANAGED U.S. MARKETWIDE VALUE COMPLEMENT PORTFOLIO
DIVIDEND-MANAGED U.S. LARGE COMPANY COMPLEMENT PORTFOLIO

These Portfolios invest in Master Funds taxed as partnerships. PFPC charges $1,000 per month multiplied by the number of feeder portfolios investing in each Master Fund taxed as a partnership.

CUSTODIAN

       PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the Portfolios and Master Funds. The Custodian maintains a separate account or accounts for the Portfolios and the Master Funds; receives, holds and releases portfolio securities on account of the Master Funds; makes receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collects and receives income and other payments and distributions on account of the Master Funds' portfolio securities.

DISTRIBUTOR

       The Fund acts as distributor of the Portfolios' shares. The Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

LEGAL COUNSEL

       Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT ACCOUNTANTS

       ______________ are the independent accountants to the Fund and audit the financial statements of the Fund and the Trust. Their address is ______________.

                                  ADVISORY FEES

       David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. The Master Funds are new as of the date of this SAI, so they have not yet paid management fees.

                               GENERAL INFORMATION

       The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The Portfolios described in this SAI have not commenced operations as of the date of this SAI.

       The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings.

                                 CODES OF ETHICS

         The Fund and the Trust have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. In addition, the Advisor has adopted a revised Code of Ethics. The Codes are designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders with respect to any personal trading of securities. Under the Codes, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Codes also contain certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

       The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

       With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

       Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of a Master Fund becomes bankrupt, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

       The Portfolios are new so there are not yet any public shareholders of their shares. Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                               PURCHASE OF SHARES

       The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

       The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

       The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

       Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios that are currently sold at net asset value. Any such charges will be described in the prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

       The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

       The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

       Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                           TAXATION OF THE PORTFOLIOS

       The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless your investment in the Portfolio's is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences below may be affected by special rules because the Master Funds are taxable as a partnership.

DISTRIBUTIONS OF NET INVESTMENT INCOME

       Each Portfolio receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS

       A Portfolio may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions paid from long-term capital gains realized by a Portfolio will be taxable to shareholders as long-term capital gain, regardless of how long the shares of the Portfolio have been held. Any net short-term or long-term capital gains realized by a Portfolio (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

       Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a regulated investment company, the Portfolios generally pay no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

       The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

DIVIDENDS RECEIVED DEDUCTION

       With respect to dividends that are received, the Master Funds may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of timing activities, the requisite holding period of the dividend paying stock is not met. Dividends from net investment income may qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

REDEMPTION OF PORTFOLIO SHARES

       Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

       All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

       Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Portfolio or Master Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

COMPLEX SECURITIES

       A Master Fund may invest in complex securities and such investments may be subject to special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, defer a Master Fund's ability to recognize losses, and, in limited cases, subject the Master Fund to U.S. federal income tax on income from certain of its foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

       The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

                         CALCULATION OF PERFORMANCE DATA

       The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is, by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

       As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

       In addition to the standardized method of calculating performance required by the Commission, the Portfolios and Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.
                          n
                  P(1 + T)  = ERV
       where:
                  P =   a hypothetical initial payment of $1,000
                  T =   average annual total return
                  n =   number of years
                  ERV = ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

       The Portfolios and Master Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios and Master Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or Master Funds or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

       ______________________________, are the independent accountants to the Fund and the Trust. They audit the Fund's and the Trust's financial statements. Because the Portfolios and Master Funds are new, the annual reports of the Fund and the Trust for the fiscal year ended November 30, 1999 do not contain any data regarding the Portfolios and Master Funds.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (57/58)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

       (a)    Articles of Incorporation.
              (1) Articles of Restatement dated August 8, 1995 as filed with the Maryland Secretary of State on September 18, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 43/44 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: October 4, 1996.

              (2) Articles Supplementary dated December 21, 1995 as filed with the Maryland Secretary of State on December 28, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 39/40 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: January 30, 1996.

              (3) Articles Supplementary dated May 14, 1996 as filed with the Maryland Secretary of State on July 12, 1996.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 41/42 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: May 24, 1996.

              (4) Articles Supplementary dated October 18, 1996 as filed with the Maryland Secretary of State on December 5, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 44/45 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: December 19, 1996.

              (5) Articles of Amendment dated December 20, 1996 as filed with the Maryland Secretary of State on December 20, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 44/45 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: December 19, 1996.

              (6) Articles of Amendment dated July 28, 1997 as filed with the Maryland Secretary of State on August 1, 1997.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 46/47 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: September 16, 1997.

              (7) Articles Supplementary dated September 16, 1997 as filed with the Maryland Secretary of State on September 17, 1997. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 46/47 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: September 16, 1997.

              (8) Articles Supplementary dated November 11, 1998 as filed with the Maryland Secretary of State on November 12, 1998 INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 50/51 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: January 22, 1999.

              (9) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
                     *     Tax-Managed U.S. 5-10 Value Portfolio;
                     *     Tax-Managed U.S. 6-10 Small Company Portfolio;
                     *     Tax-Managed DFA International Value Portfolio; and
                     * Tax-Managed U.S. Marketwide Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 50/51 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: January 22, 1999.

              (10) Articles Supplementary as filed with the Maryland Secretary of State on September 13, 1999 re: the addition of the:
                     *     Tax-Managed U.S. Marketwide Value Portfolio X;
                     *     Tax-Managed U.S. 5-10 Value Portfolio X;
                     *     Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                     * Tax-Managed DFA International Value Portfolio X INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 55/56 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: September 13, 1999.

              (11)   Form of Articles Supplementary re: the addition of:
                     *     Dividend-Managed U.S. Large Company Portfolio
                     *     Dividend-Managed U.S. Large Company Portfolio V
                     *     Dividend-Managed U.S. Large Company Complement
                           Portfolio
                     *     Dividend-Managed U.S. Marketwide Value Portfolio
                     *     Dividend-Managed U.S. Marketwide Value Complement
                           Portfolio
                     FORM OF IS ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.11. AS FILED WITH MARYLAND SECRETARY OF STATE TO BE FILED BY AMENDMENT PRIOR TO EFFECTIVE DATE.

       (b)    By-Laws.
              Form of By-Laws of the Registrant.
                     ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.b.

       (c)    Instruments Defining the Rights of Securityholders.
              (1) See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of Restatement dated August 8, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 43/44 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: October 4, 1996.

       (d)    Investment Advisory Agreement.
              (i)    Investment Management Agreements.
                     (1) Investment Management Agreement between the Registrant and Dimensional Fund Advisors Inc. ("DFA") dated May 13, 1987 re: the:
                            *      DFA Five-Year Government Portfolio.
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 48/49 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: March 20, 1998.

                     (2) Investment Management Agreement between the Registrant and DFA dated April 26, 1994 re: the:
                            * DFA Global Fixed Income Portfolio (formerly the DFA Global Bond Portfolio).
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 48/49 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: March 20, 1998.

                     (3) Investment Management Agreement between the Registrant and DFA dated September 24, 1990 re: the:
                            * DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (4) Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
                            *      Large Cap International Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (5) Amendment to Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, effective on September 21, 1992 re: the:
                            *      DFA Real Estate Securities Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 48/49 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: March 20, 1998.

                     (6) Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
                            * DFA International Small Cap Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (7) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                            * VA Large Value Portfolio (formerly known as the DFA Global Value Portfolio)
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.

                            Filing Date: January 22, 1999.

                     (8) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                            *      VA Small Value Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (9) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                            *      VA International Value Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (10) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                            *      VA International Small Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (11) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                            *      VA Short-Term Fixed Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (12) Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
                            *      International Small Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (13) Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998. re: the:
                            *      Tax-Managed U.S. 5-10 Value Portfolio;
                            *      Tax-Managed U.S. 6-10 Small Company
                                   Portfolio; and
                            * Tax-Managed DFA International Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (14) Investment Advisory Agreement between the Registrant and DFA dated September 13, 1999 re: the:
                            *      Tax-Managed U.S. 5-10 Value Portfolio X;
                            *      Tax-Managed U.S. 6-10 Small Company Portfolio
                                   X; and
                            *      Tax-Managed DFA International Value Portfolio
                                   X
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 55/56 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: September 13, 1999.

              (ii)   Sub-advisory Agreements.
                     (1) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
                            *      VA International Small Portfolio.
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 37/38 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: November 22, 1995.

                     (2) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
                            *      VA International Small Portfolio.
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 37/38 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: November 22, 1995.

                     (3) Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) INCORPORATED HEREIN BY REFERENCE TO:
                            Filing: Post-Effective Amendment No. 55/56 to the Registrant's Registration Statement on Form N-1A.

                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: September 13, 1999.

                     (4) Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 55/56 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: September 13, 1999.

       (e)    Underwriting Contracts.

              (1) Agreement between the Registrant and DFA Securities Inc. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 48/49 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: March 20, 1998.

       (f)    Bonus or Profit Sharing Plans.
              Not Applicable.

       (g)    Custodian Agreements.
              (1) Form of Custodian Services Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated February 8, 1996 re: the:
                     *      Enhanced U.S. Large Company Portfolio;
                     *      DFA Two-Year Corporate Fixed Income Portfolio; and
                     *      DFA Two-Year Government Portfolio
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 37/38 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date:  November 22, 1995.

              (2) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
                     *      U.S. 9-10 Small Company Portfolio;
                     *      U.S. Large Company Portfolio;
                     *      DFA One-Year Fixed Income Portfolio;
                     * DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
                     *      DFA Five-Year Government Portfolio
                     Previously filed with this registration statement and incorporated herein by reference

                     a)     Addendum Number One
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     b)     Addendum Number Two re: the addition of:
                            *      Tax-Managed U.S. Marketwide Value Portfolio
                                   X;
                            *      Tax-Managed U.S. 5-10 Value Portfolio X;
                            *      Tax-Managed U.S. 6-10 Small Company Portfolio
                                   X; and
                            *      Tax-Managed DFA International Value Portfolio
                                   X
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 55/56 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: September 13, 1999.

                     c)     Form of Addendum Number Three re: the addition of:
                            Dividend-Managed U.S. Large Company Portfolio
                            *      Dividend-Managed U.S. Large Company Portfolio
                                   V
                            *      Dividend-Managed U.S. Large Company
                                   Complement Portfolio
                            *      Dividend-Managed U.S. Marketwide Value
                                   Portfolio
                            * Dividend-Managed U.S. Marketwide Value Complement Portfolio
                            ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.g.3.

       (h)    Other Material Contracts.
              (1)    Transfer Agency Agreement.
                     Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation). INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 48/49 to the
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: March 20, 1998.

                     a)     Addendum Number One
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     b)     Addendum Number Two re: the addition of:
                            *      Tax-Managed U.S. Marketwide Value Portfolio
                                   X;
                            *      Tax-Managed U.S. 5-10 Value Portfolio X;
                            *      Tax-Managed U.S. 6-10 Small Company Portfolio
                                   X; and
                            *      Tax-Managed DFA international Value Portfolio
                                   X
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 48/49 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: September 13, 1999.

                     c)     Form of Addendum Number Three re: the addition of:
                            *      Dividend-Managed U.S. Large Company Portfolio
                            *      Dividend-Managed U.S. Large Company Portfolio
                                   V
                            *      Dividend-Managed U.S. Large Company
                                   Complement Portfolio
                            *      Dividend-Managed U.S. Marketwide Value
                                   Portfolio
                            * Dividend-Managed U.S. Marketwide Value Complement Portfolio
                            ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.1.

              (2)    Administration and Accounting Agreement
                     Administration and Accounting Services Agreement between the Registrant and PFPC.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:      Post-Effective Amendment No. 48/49 to
                                  Registrant's Registration Statement on
                                  Form N-1A.
                     File Nos.:   2-73948 and 811-3258.
                     Filing Date: March 20, 1998.

                     a)     Addendum Number One
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     b)     Addendum Number Two re: the addition of:
                            *      Tax-Managed U.S. Marketwide Value Portfolio
                                   X;
                            *      Tax-Managed U.S. 5-10 Value Portfolio X;
                            *      Tax-Managed U.S. 6-10 Small Company Portfolio
                                   X; and
                            *      Tax-Managed DFA International Value Portfolio
                                   X
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 55/56 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.

                            Filing Date: September 13, 1999.

                     c)     Form of Addendum Number Three re: the addition of:
                            *      Dividend-Managed U.S. Large Company Portfolio
                            *      Dividend-Managed U.S. Large Company Portfolio
                                   V
                            *      Dividend-Managed U.S. Large Company
                                   Complement Portfolio
                            *      Dividend-Managed U.S. Marketwide Value
                                   Portfolio
                            * Dividend-Managed U.S. Marketwide Value Complement Portfolio
                            ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.2.

              (3)    Administration Agreements.
                     Administration Agreements between the Registrant and DFA.
                     (1)    Dated January 6, 1993 re: the
                            * DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (2)    Dated August 8, 1996 re: the:
                            *      Japanese Small Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (3)    Dated August 8, 1996 re: the

                            * United Kingdom Small Company Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (4)    Dated August 8, 1996 re: the
                            *      Continental Small Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (5)    Dated December 1, 1995 re: the:
                            *      U.S. Large Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (6)    Dated August 8, 1996 re: the
                            * Pacific Rim Small Company Portfolio (The Series became a feeder portfolio of DFA/ITC on January 15, 1993.)
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (7)    Dated January 6, 1993 re: the
                            *      U.S. 6-10 Small Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (8)    Dated January 6, 1993 re: the:
                            * U.S. Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (9)    Dated January 6, 1993 re: the:
                            * U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio)
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (10)   Dated February 8, 1996 re: the
                            * RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market

                                  Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (11)   Dated March 30, 1994 re:
                            *      Emerging Markets Portfolios
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (12)   Dated February 8, 1996 re: the:
                            *      Enhanced U.S. Large Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (13)   Dated February 8, 1996 re: the:
                            * DFA Two-Year Corporate Fixed Income Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (14)   Dated February 8, 1996 re: the
                            * DFA Two-Year Global Fixed Income Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (15)   Dated February 8, 1996 re: the:
                            *      DFA Two-Year Government Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (16)   Dated August 8, 1996 re: the:
                            *      International Small Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (17)   Dated December 19, 1996 re: the:
                            *      Emerging Markets Small Cap Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (18)   Dated November 30, 1997 re: the:
                            *      U.S. 9-10 Small Company Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (19)   Dated November 30, 1997 re: the:
                            *      U.S. 4-10 Value Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (20)   Dated November 30, 1997 re: the:
                            *      Emerging Markets Value Portfolio
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (21)   Dated December 8, 1998 re: the:
                            * Tax-Managed U.S. Marketwide Value Portfolio; INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 50/51 to
                                         Registrant's Registration Statement on
                                         Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: January 22, 1999.

                     (22)   Dated September 13, 1999 re: the:
                            * Tax-Managed U.S. Marketwide Value Portfolio X INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 55/56 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date:     September 13, 1999.

                     (23)   Form of Administration Agreement re: the:
                            * Dividend-Managed U.S. Large Company Portfolio ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.3.

                     (24)   Form of Administration Agreement re: the:
                            *      Dividend-Managed U.S. Large Company
                                   Portfolio V
                                   ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                                   EX-99.h.3.

                     (25)   Form of Administration Agreement re: the:
                            *      Dividend-Managed U.S. Large Company
                                   Complement Portfolio
                            ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.3.

                     (26)   Form of Administration Agreement re: the:
                            *      Dividend-Managed U.S. Marketwide Value
                                   Portfolio
                            ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.3.

                     (27)   Form of Administration Agreement re: the:
                            * Dividend-Managed U.S. Marketwide Value Complement Portfolio
                            ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.3.

              (4)    Other.
                     (a) Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company. INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 33/34 to
                                         the Registrant's Registration Statement
                                         on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: June 19, 1995.

                     (b) Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 33/34 to
                                         the Registrant's Registration
                                         Statement on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: June 19, 1995.

                     (c)    Form of Client Service Agent Agreement re: the:
                            * RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 37/38 to
                                         the Registrant's Registration
                                         Statement on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: November 22, 1995.

              (i)    Legal Opinion.
                     (1) Opinion of Stradley, Ronon, Stevens & Young, LLP. INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 56/57 to
                                         the Registrant's Registration
                                         Statement on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: March 22, 2000.

                     (2) Opinion of Stradley, Ronon, Stevens & Young, LLP. TO BE FILED BY AMENDMENT PRIOR TO EFFECTIVE DATE.

              (j)    Other Opinions.
                     Consent of PricewaterhouseCoopers LLP.
                     TO BE FILED BY AMENDMENT PRIOR TO EFFECTIVE DATE.

              (k)    Omitted Financial Statements.
                     Not applicable.

              (l)    Initial Capital Agreements.
                     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
                     Previously filed with this registration statement and incorporated herein by reference.

              (m)    Rule 12b-1 Plans.
                     Not Applicable

              (n)    Plans pursuant to Rule 18f-3.
                     Not Applicable.

              (o)    Powers-of-Attorney.

                     (1) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and Stephen W. Kline, Esq. as attorney-in-fact for the Registrant and certified resolution relating thereto on behalf of the Registrant.
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 31/32 to
                                         the Registrant's Registration
                                         Statement on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: October 3, 1994.

                     (2) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and Stephen W. Kline, Esq. as attorney-in-fact for THE DFA INVESTMENT TRUST COMPANY ("DFA/ITC") and certified resolution relating thereto on behalf of DFA/ITC.
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 13/14 to
                                         the Registrant's Registration
                                         Statement on Form N-1A.
                            File Nos.:   33-33980 and 811-6067.
                            Filing Date: March 21, 1996.

                     (3) Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline as attorney-in-fact for Registrant, DFA/ITC and Dimensional Emerging Markets Value Fund Inc. (formerly, Dimensional Emerging Markets Fund Inc.) each dated July 18, 1997.
                            INCORPORATED HEREIN BY REFERENCE TO:
                            Filing:      Post-Effective Amendment No. 56/57 to
                                         the Registrant's Registration
                                         Statement on Form N-1A.
                            File Nos.:   2-73948 and 811-3258.
                            Filing Date: March 22, 2000.

       (p)    Codes of Ethics.
              (1)    Code of Ethics of Registrant.
                     ELECTRONICALLY FILED HEREWITH
                     AS EXHIBIT EX-99.p.1.

              (2)    Code of Ethics of Advisor.
                     ELECTRONICALLY FILED HEREWITH
                     AS EXHIBIT EX-99.p.2.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND. None.

ITEM 25.   INDEMNIFICATION.

       Reference is made to Section 1 of Article XI of the Registrant's By-Laws (as approved through 10/17/96), incorporated herein by reference, which provides for indemnification, as set forth below.

              With respect to the indemnification of the Officers and Directors of the Corporation:

              (a) The Corporation shall indemnify each officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and
                     (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

              (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such officer or Director is a party by reason of service in such capacity.

              (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

              (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

                     The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

                     Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the

                     Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

              (b) The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England.

              (c) The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited ("DFA Australia"). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

ITEM 27.  PRINCIPAL UNDERWRITERS.
          Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.

              (a)    Not applicable.

              (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated March 31, 1989, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares.

              (c)    Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
          The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

       Name                                            Address
       ----                                            -------
       DFA Investment Dimensions Group Inc.            1299 Ocean Avenue
                                                       11th Floor
                                                       Santa Monica, CA  90401

       PFPC Inc.                                       400 Bellevue Parkway,
                                                       Wilmington, DE 19809

ITEM 29.  MANAGEMENT SERVICES.
          None.

ITEM 30.  UNDERTAKINGS.
          Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 57/58 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and State of California on the ___ day of May, 2000.

                       DFA INVESTMENT DIMENSIONS GROUP INC.
                                  (Registrant)

                       By:     David G. Booth*
                               David G. Booth, President
                                       (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 57/58 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                                   Date
---------                               -----                                   ----
David G. Booth*                         Director and                            May __, 2000
David G. Booth                          Chairman-Chief
                                        Executive Officer

Rex A. Sinquefield*                     Director and                            May __, 2000
Rex A. Sinquefield                      Chairman-Chief
                                        Investment Officer

Michael T. Scardina*                    Chief Financial                         May __, 2000
Michael T. Scardina                     Officer, Treasurer
                                        and Vice President

George M. Constantinides*               Director                                May __, 2000
George M. Constantinides

John P. Gould*                          Director                                May __, 2000
John P. Gould

Roger G. Ibbotson*                      Director                                May __, 2000
Roger G. Ibbotson

Merton H. Miller*                       Director                                May __, 2000
Merton H. Miller

Myron S. Scholes*                       Director                                May __, 2000
Myron S. Scholes

     * By:     Catherine L. Newell
               Catherine L. Newell
               Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dfa Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the ____ day of May, 2000.

                       DFA INVESTMENT DIMENSIONS GROUP INC.
                                  (Registrant)

                       By:     David G. Booth*
                               David G. Booth, President
                                       (Signature and Title)

The undersigned Directors and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 57/58 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature                               Title                                   Date
---------                               -----                                   ----
David G. Booth*                         Director and                            May __, 2000
David G. Booth                          Chairman-Chief
                                        Executive Officer

Rex A. Sinquefield*                     Director and                            May __, 2000
Rex A. Sinquefield                      Chairman-Chief
                                        Investment Officer

Michael T. Scardina*                    Chief Financial                         May __, 2000
Michael T. Scardina                     Officer, Treasurer
                                        and Vice President

George M. Constantinides*               Director                                May __, 2000
George M. Constantinides

John P. Gould*                          Director                                May __, 2000
John P. Gould

Roger G. Ibbotson*                      Director                                May __, 2000
Roger G. Ibbotson

Merton H. Miller*                       Director                                May __, 2000
Merton H. Miller

Myron S. Scholes*                       Director                                May __, 2000
Myron S. Scholes

     * By:        Catherine L. Newell
                  Catherine L. Newell
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.           EDGAR Exhibit No.          Description
----------------           -----------------          -----------
23(a)(11)                  EX-99.a.1                  Articles Supplementary

23(g)(3)(c)                EX-99.g.3                  Addendum Number Three to Custodian Agreement

23(h)(1)(c)                EX-99.h.1                  Addendum Number Three to Transfer Agency Agreement

23(h)(2)(c)                EX-99.h.2                  Addendum Number Three to Administration and Accounting
                                                      Agreement

23(h)(3)(23)               EX-99.h.3                  Administration Agreement

23(h)(3)(24)               EX-99.h.3                  Administration Agreement

23(h)(3)(25)               EX-99.h.3                  Administration Agreement

23(h)(3)(26)               EX-99.h.3                  Administration Agreement

23(h)(3)(27)               EX-99.h.3                  Administration Agreement

23(p)(1)                   EX-99.p.1                  Code of Ethics of Registrant

23(p)(2)                   EX-99.p.2                  Code of Ethics of Advisor


                                      C-22